Other Income	12 Months Ended
Dec. 31, 2025
Other Income
Other income

Note 8. Other Income

During the year ended December 31, 2024, the Company entered into a settlement agreement with one of its vendors related to outstanding invoices. The Company paid $55,532 to the vendor related to outstanding invoices of approximately $171,000 resulting in a gain on settlement of $115,085. The gain of $115,085 was recorded as other income in the statement of operations.

During the year ended December 31, 2025, the Company paid $242,000 to a private investment firm and fell victim to online fraud resulting in the theft of $242,000 which is recorded as a loss on fraud. The loss of $242,000 was recorded as other income in the statement of operations. As part of the same scheme, the Company incurred approximately $8,000 of fees and transaction expenses which were recorded as operating expenses in the statement of operations.

During the year ended December 31, 2025, the Company recognized a gain in the change in the fair market value of the derivative liability of $28,334. The gain was recorded as other income in the statement of operations.